Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Other Current Liabilities
Accrued expenses	¥ 143,042	$ 20,547	¥ 152,805
Advance from customers	33,507	4,813	159,030
Interest payable for convertible notes			2,100
Deposits from lending and other business	42,265	6,071	116,765
Other payables	96,141	13,809	123,450
Payable to individual investors of lending and other business	50,793	7,296	122,828
Payable for purchases of property and equipment	1,311	188	9,572
Other tax payable	28,452	4,087	36,102
Operating lease liability - current	11,674	1,677
Payable to individual for trust service	314,713	45,206
Total	¥ 721,898	$ 103,694	¥ 722,652